CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($)		Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)		Dec. 31, 2013 CNY (¥)
Cash flows from operating activities
Net income		$ 154,113		¥ 998,305	¥ 1,064,472		¥ 477,727
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment		18,849		122,098	68,035		44,963
Amortization of acquired intangible assets		9,911		64,201	12,598		4,707
Allowance for doubtful accounts		643		4,167	28,120		31,987
Loss on disposal of property and equipment		580		¥ 3,759	¥ 61		1
Impairment of an equity investment							¥ 899
Impairment of a cost investment		926		¥ 6,000	¥ 4,000
Impairment of intangible assets		8,830		57,199	¥ 5,697
Impairment of goodwill		47,875	[1]	310,124		[1]		[1]
Fair value change of contingent consideration	[1]	(45,150)		(292,471)
Share-based compensation		28,617		185,372	¥ 134,632		¥ 117,096
Share of income in equity method investments		$ (2,180)		¥ (14,120)	(4,275)		¥ (1,869)
Gain on disposal of an equity investment					(999)
Deferred income taxes, net		$ (3,865)		¥ (25,039)	(45,751)		¥ (35,414)
Foreign exchange (gains) / losses, net		5,881		38,099	¥ 10,399		¥ (29,555)
Other non-operating expense		$ 334		¥ 2,165
Other non-operating income					¥ (36,714)
Changes in operating assets and liabilities, net of business acquisition
Accounts receivable		$ 19,086		¥ 123,634	(183,527)		¥ (14,472)
Prepayments and other assets		6,967		45,128	¥ (90,924)		¥ (46,624)
Amounts due from related parties		(204)		(1,323)
Inventory		(1,710)		(11,080)
Amounts due to related parties		(2,122)		(13,743)	¥ 28,252		¥ 36
Accounts payable		(3,497)		(22,654)	23,166		26,342
Deferred revenue		3,939		25,519	54,343		136,945
Advances from customers		3,236		20,959	14,578		12,034
Income tax payable		2,816		18,242	11,054		30,106
Accrued liabilities and other current liabilities		27,618		178,901	204,134		136,264
Net cash provided by operating activities		281,493		1,823,442	1,301,351		891,173
Cash flows from investing activities
Placements of short-term deposits		(288,646)		(1,869,789)	(5,343,934)		(1,529,090)
Maturities of short-term deposits		657,262		4,257,609	2,550,059		¥ 995,996
Placements of restricted short-term deposits		(230,448)		(1,492,799)	(155,000)
Maturities of restricted short-term deposits		80,734		522,981	55,000
Purchase of property and equipment		(33,938)		(219,843)	(178,470)		¥ (55,606)
Purchase of intangible assets		(7,862)		(50,931)	(21,757)		¥ (14,631)
Purchase of other non-current assets		(297,358)		(1,926,224)	(510,341)
Cash paid for equity investments		(77)		(500)	(15,000)		¥ (11,000)
Cash paid for cost investments		(54,309)		(351,800)	¥ (73,402)		¥ (47,110)
Acquisition of an available-for-sale debt security		$ (944)		¥ (6,117)
Cash received from disposal of a cost investment							¥ 3,000
Cash received from disposal of an equity investment					¥ 1,563
Cash dividend received from an equity investee		$ 370		¥ 2,400
Net cash (paid) / received in connection with business acquisition		857		5,553	¥ (170,950)
Payment on behalf of related parties		(14,713)		(95,311)	¥ (61,000)
Repayment of expense paid on behalf of a related party		24,110		156,181
Loans to related parties		(24,545)		(159,000)	¥ (1,500)
Repayment of loans from related parties		24,700		160,000	1,500		¥ 1,000
Loans to employees and third parties		(932)		(6,037)	(35,512)		(3,770)
Repayment of loans from employees and third parties		2,043		13,237	4,531		1,560
Proceeds from disposal of property and equipment		1,909		12,368	158		48
Net cash used in investing activities		(161,787)		(1,048,022)	(3,954,055)		(659,603)
Cash flows from financing activities
Proceeds from exercise of vested share options		38		245	¥ 213		¥ 115
Repurchase of common shares		(160,809)		(1,041,686)
Capital contributions from the non-controlling interests		1,204		7,798
Proceeds from bank borrowings		177,298		1,148,500
Repayment of bank borrowings		$ (69,777)		¥ (452,000)
Payments of listing expenses							¥ (5,802)
Proceeds from issuance of convertible bonds, net of issuance costs					¥ 2,402,549
Net cash (used in) / provided by financing activities		$ (52,046)		¥ (337,143)	2,402,762		¥ (5,687)
Net increase / (decrease) in cash and cash equivalents		67,660		438,277	(249,942)		225,883
Cash and cash equivalents at the beginning of the year		73,331		475,028	729,598		504,702
Effect of exchange rate changes on cash and cash equivalents		2,412		15,629	(4,628)		(987)
Cash and cash equivalents at the end of the year		143,403		928,934	475,028		¥ 729,598
Supplemental disclosure of cash flows information:
Cash paid for interest, net of amounts capitalized		(12,070)		(78,186)	(28,769)
-Acquisition of property and equipment in form of accounts payable		10,293		66,673	25,514		¥ 7,653
-Income taxes paid		$ (28,578)		¥ (185,124)	¥ (188,979)		¥ (95,259)

[1]	(1) Share-based compensation was allocated in cost of revenues and operating expenses as follows: For the year ended December 31, Note 2013 2014 2015 2015 RMB RMB RMB US$ (Note2(e)) Cost of revenues 9,860 18,037 23,963 3,699 Research and development expenses 39,587 54,141 70,951 10,953 Sales and marketing expenses 1,318 2,807 3,283 507 General and administrative expenses 66,331 59,647 87,175 13,458